Vanguard High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Basic Materials (3.3%)
Linde plc	1,950,822	396,270
Air Products & Chemicals Inc.	799,371	190,818
DuPont de Nemours Inc.	2,710,121	138,704
Dow Inc.	2,728,093	125,683
LyondellBasell Industries NV	970,661	75,576
International Paper Co.	1,427,068	58,110
Nucor Corp.	1,115,491	52,975
Eastman Chemical Co.	496,098	35,357
RPM International Inc.	463,631	33,089
CF Industries Holdings Inc.	791,305	31,874
Reliance Steel & Aluminum Co.	235,391	27,023
Scotts Miracle-Gro Co.	143,435	17,605
Huntsman Corp.	786,750	16,176
Southern Copper Corp.	300,612	11,327
Commercial Metals Co.	422,263	8,678
Olin Corp.	578,418	8,601
Cabot Corp.	203,272	8,100
Domtar Corp.	206,268	7,182
Compass Minerals International Inc.	123,376	7,142
Trinseo SA	143,924	4,134
Schweitzer-Mauduit International Inc.	113,238	3,967
Orion Engineered Carbons SA	218,880	3,436
Innophos Holdings Inc.	69,405	2,218
Schnitzer Steel Industries Inc.	90,337	1,453
^ Nexa Resources SA	124,196	985
		1,266,483
Consumer Goods (14.2%)
Procter & Gamble Co.	8,997,365	1,121,252
Coca-Cola Co.	13,955,587	815,006
PepsiCo Inc.	5,095,745	723,698
Philip Morris International Inc.	5,661,911	468,240
Altria Group Inc.	6,818,419	324,079
Colgate-Palmolive Co.	3,068,223	226,374
Kimberly-Clark Corp.	1,243,171	178,072
General Motors Co.	4,530,271	151,266
Ford Motor Co.	14,261,618	125,788
General Mills Inc.	2,175,502	113,605
VF Corp.	1,114,898	92,503
Archer-Daniels-Midland Co.	2,021,990	90,504
Hershey Co.	524,292	81,354
Corteva Inc.	2,724,766	78,800
Clorox Co.	460,529	72,446
Kraft Heinz Co.	2,267,173	66,201
Kellogg Co.	892,535	60,880
Conagra Brands Inc.	1,749,123	57,581
Garmin Ltd.	527,165	51,109
Genuine Parts Co.	510,304	47,749
Hasbro Inc.	457,672	46,623

JM Smucker Co.	398,758	41,315
Molson Coors Beverage Co. Class B	631,706	35,110
Coca-Cola European Partners plc	635,482	33,433
Whirlpool Corp.	224,837	32,864
Campbell Soup Co.	608,323	29,437
Newell Brands Inc.	1,372,241	26,800
Bunge Ltd.	498,159	26,119
Tapestry Inc.	1,002,880	25,844
Autoliv Inc.	315,896	24,207
Leggett & Platt Inc.	474,066	22,561
Polaris Inc.	209,282	19,220
Harley-Davidson Inc.	558,055	18,639
Hanesbrands Inc.	1,305,151	17,959
Flowers Foods Inc.	706,904	15,220
Goodyear Tire & Rubber Co.	871,917	11,448
Coty Inc.	1,051,686	10,790
LCI Industries	87,220	9,417
Spectrum Brands Holdings Inc	152,669	9,375
MDC Holdings Inc.	182,556	7,693
Nu Skin Enterprises Inc.	199,100	6,489
Kontoor Brands Inc.	160,412	6,118
Steelcase Inc.	315,566	5,873
HNI Corp.	156,029	5,612
Vector Group Ltd.	405,119	5,323
Universal Corp.	89,430	4,753
Knoll Inc.	179,643	4,448
^ B&G Foods Inc.	250,212	4,018
Tenneco Inc.	185,801	1,760
National Presto Industries Inc.	18,146	1,564
Ethan Allen Interiors Inc.	83,434	1,348
		5,457,887
Consumer Services (9.0%)
Comcast Corp.	16,367,794	706,925
McDonald's Corp.	2,740,393	586,362
Walmart Inc.	5,111,863	585,257
CVS Health Corp.	4,717,372	319,932
Target Corp.	1,809,782	200,415
Sysco Corp.	1,731,086	142,191
Walgreens Boots Alliance Inc.	2,743,978	139,531
Las Vegas Sands Corp.	1,236,449	80,752
Best Buy Co. Inc.	818,063	69,282
Carnival Corp.	1,445,659	62,930
Omnicom Group Inc.	782,496	58,930
Darden Restaurants Inc.	447,456	52,097
Vail Resorts Inc.	145,833	34,199
Delta Air Lines Inc.	588,080	32,780
Interpublic Group of Cos. Inc.	1,399,373	31,766
Nielsen Holdings plc	1,286,307	26,241
Kohl's Corp.	576,004	24,624
IAA Inc.	482,048	22,782
Williams-Sonoma Inc.	283,853	19,892
Wyndham Hotels & Resorts Inc.	339,469	19,407
L Brands Inc.	826,644	19,145
Macy's Inc.	1,141,542	18,208
H&R Block Inc.	729,433	16,923
Wyndham Destinations Inc.	326,124	15,827
Nordstrom Inc.	392,199	14,456

Gap Inc.	786,404	13,691
TEGNA Inc.	785,852	13,281
* Cracker Barrel Old Country Store Inc.	86,471	13,224
Cinemark Holdings Inc.	387,544	12,211
Six Flags Entertainment Corp.	288,282	10,992
KAR Auction Services Inc.	464,816	9,770
Extended Stay America Inc.	659,836	8,525
American Eagle Outfitters Inc.	573,789	8,263
John Wiley & Sons Inc.	156,386	6,822
Sinclair Broadcast Group Inc.	224,439	6,715
^ Bed Bath & Beyond Inc.	437,701	6,237
Cheesecake Factory Inc.	152,156	5,843
Brinker International Inc.	135,567	5,787
Penske Automotive Group Inc.	122,393	5,749
International Game Technology plc	360,127	4,858
Dine Brands Global Inc.	56,907	4,851
Signet Jewelers Ltd.	182,869	4,446
Office Depot Inc.	1,993,603	4,426
Meredith Corp.	145,619	4,376
Big Lots Inc.	140,755	3,809
Abercrombie & Fitch Co.	223,091	3,650
Guess? Inc.	165,805	3,530
Designer Brands Inc. Class A	228,112	3,248
Copa Holdings SA	28,201	2,763
Buckle Inc.	107,737	2,630
Gannett Co. Inc.	415,507	2,539
Weis Markets Inc.	44,343	1,627
		3,474,717
Financials (18.7%)
JPMorgan Chase & Co.	11,345,689	1,501,715
Wells Fargo & Co.	13,887,965	651,901
Citigroup Inc.	7,933,546	590,335
CME Group Inc.	1,286,230	279,253
US Bancorp	5,207,050	277,119
Truist Financial Corp.	4,860,683	250,665
Chubb Ltd.	1,637,854	248,937
PNC Financial Services Group Inc.	1,590,171	236,220
BlackRock Inc.	430,401	226,972
Morgan Stanley	4,227,204	220,914
Progressive Corp.	2,117,695	170,877
American International Group Inc.	3,162,573	158,951
MetLife Inc.	2,830,471	140,703
Aflac Inc.	2,639,174	136,102
Prudential Financial Inc.	1,477,432	134,535
Travelers Cos. Inc.	937,179	123,352
T. Rowe Price Group Inc.	827,526	110,500
State Street Corp.	1,318,330	99,705
Ameriprise Financial Inc.	459,985	76,086
Synchrony Financial	2,344,143	75,974
Fifth Third Bancorp	2,572,688	73,193
Arthur J Gallagher & Co.	667,441	68,459
KeyCorp	3,555,436	66,522
Citizens Financial Group Inc.	1,578,037	58,829
Cincinnati Financial Corp.	552,174	57,951
Regions Financial Corp.	3,494,002	54,402
Principal Financial Group Inc.	1,001,818	53,046
Huntington Bancshares Inc.	3,730,697	50,626

Fidelity National Financial Inc.	959,907	46,795
Western Union Co.	1,517,904	40,832
Equitable Holdings Inc.	1,501,756	36,072
Comerica Inc.	521,026	31,866
Franklin Resources Inc.	1,002,470	25,363
People's United Financial Inc.	1,598,631	24,651
First American Financial Corp.	396,118	24,551
Invesco Ltd.	1,382,807	23,923
TCF Financial Corp.	548,756	23,201
Old Republic International Corp.	1,021,700	23,039
Unum Group	760,270	20,292
Axis Capital Holdings Ltd.	305,550	19,632
Popular Inc.	345,452	19,332
New York Community Bancorp Inc.	1,677,628	18,555
Cullen/Frost Bankers Inc.	204,807	18,261
Eaton Vance Corp.	398,717	18,241
First Horizon National Corp.	1,116,110	17,858
Synovus Financial Corp.	507,894	17,786
PacWest Bancorp	446,068	15,635
Lazard Ltd.	369,316	15,497
Valley National Bancorp	1,397,985	14,721
Janus Henderson Group plc	566,825	14,324
Umpqua Holdings Corp.	820,573	13,868
First Hawaiian Inc.	476,754	13,855
FNB Corp.	1,174,045	13,701
RLI Corp.	144,668	13,456
Glacier Bancorp Inc.	313,341	13,276
Federated Investors Inc. Class B	350,104	12,684
Bank of Hawaii Corp.	140,305	12,571
Hancock Whitney Corp.	312,956	12,437
Legg Mason Inc.	311,599	12,199
Community Bank System Inc.	183,574	12,165
United Bankshares Inc.	352,334	12,085
Associated Banc-Corp	573,908	11,438
BankUnited Inc.	340,550	11,238
Old National Bancorp	606,591	10,864
Investors Bancorp Inc.	858,061	10,370
Cathay General Bancorp	285,052	10,279
Navient Corp.	704,554	10,132
CVB Financial Corp.	485,572	10,085
Columbia Banking System Inc.	258,000	9,985
Santander Consumer USA Holdings Inc.	374,382	9,966
OneMain Holdings Inc	234,280	9,926
Fulton Financial Corp.	579,745	9,548
Kennedy-Wilson Holdings Inc.	442,521	9,541
First Financial Bancorp	348,626	8,381
WesBanco Inc.	242,977	8,047
Trustmark Corp.	242,197	7,745
Bank of NT Butterfield & Son Ltd.	200,002	6,644
Horace Mann Educators Corp.	150,251	6,462
Capitol Federal Financial Inc.	481,222	6,343
Pacific Premier Bancorp Inc.	209,961	6,257
Moelis & Co.	172,523	6,211
BGC Partners Inc.	1,073,986	6,197
Cohen & Steers Inc.	83,026	6,142
ProAssurance Corp.	201,989	6,134
Great Western Bancorp Inc.	206,608	6,105

Northwest Bancshares Inc.	386,998	6,086
Artisan Partners Asset Management Inc.	181,913	6,076
Hope Bancorp Inc.	436,742	6,073
Westamerica Bancorporation	93,893	5,949
Clearway Energy Inc. Class C	279,001	5,906
NBT Bancorp Inc.	153,827	5,813
Provident Financial Services Inc.	234,072	5,339
Mercury General Corp.	108,273	5,315
S&T Bancorp Inc.	136,229	5,121
Safety Insurance Group Inc.	53,857	4,959
First Commonwealth Financial Corp.	356,752	4,823
CNA Financial Corp.	103,573	4,622
Berkshire Hills Bancorp Inc.	162,594	4,577
Brookline Bancorp Inc.	287,858	4,375
City Holding Co.	57,313	4,337
Sandy Spring Bancorp Inc.	124,533	4,334
Waddell & Reed Financial Inc.	252,613	4,037
TFS Financial Corp.	196,242	4,009
American National Insurance Co.	33,096	3,646
Boston Private Financial Holdings Inc.	291,899	3,328
Washington Trust Bancorp Inc.	66,343	3,140
Stock Yards Bancorp Inc.	75,234	2,915
Community Trust Bancorp Inc.	66,207	2,897
Flushing Financial Corp.	133,590	2,654
TrustCo Bank Corp. NY	332,805	2,639
Clearway Energy Inc. Class A	113,932	2,357
Brightsphere Investment Group Inc.	245,983	2,266
Dime Community Bancshares Inc.	112,696	2,187
FBL Financial Group Inc. Class A	37,335	2,008
Republic Bancorp Inc.	33,721	1,413
		7,173,809
Health Care (13.6%)
Johnson & Johnson	9,676,681	1,440,568
Merck & Co. Inc.	9,270,147	792,041
* Pfizer Inc.	20,266,827	754,737
Bristol-Myers Squibb Co.	8,505,357	535,412
Amgen Inc.	2,181,624	471,340
AbbVie Inc.	5,379,293	435,830
Eli Lilly & Co.	3,094,816	432,160
Gilead Sciences Inc.	4,647,402	293,716
Cardinal Health Inc.	1,061,992	54,385
Patterson Cos. Inc.	302,561	6,659
		5,216,848
Industrials (8.1%)
Lockheed Martin Corp.	897,493	384,235
3M Co.	2,038,026	323,353
Automatic Data Processing Inc.	1,580,103	270,814
United Parcel Service Inc.	2,538,565	262,792
Caterpillar Inc.	1,946,590	255,685
Illinois Tool Works Inc.	1,163,403	203,572
Waste Management Inc.	1,542,149	187,680
Emerson Electric Co.	2,223,969	159,303
Eaton Corp. plc	1,499,277	141,637
Johnson Controls International plc	2,825,939	111,483
Paychex Inc.	1,165,772	99,988
PACCAR Inc.	1,231,991	91,426

Cummins Inc.	543,386	86,925
Fastenal Co.	2,075,696	72,400
Westrock Co.	923,689	36,024
CH Robinson Worldwide Inc.	488,649	35,290
Packaging Corp. of America	339,581	32,515
Snap-on Inc.	199,344	31,821
Toro Co.	382,591	30,615
Hubbell Inc.	197,410	28,275
Xerox Holdings Corp.	649,971	23,120
MDU Resources Group Inc.	718,819	21,284
National Instruments Corp.	472,037	21,067
Sonoco Products Co.	360,415	20,594
Watsco Inc.	117,635	20,459
nVent Electric plc	549,343	13,679
Timken Co.	240,903	12,655
Macquarie Infrastructure Corp.	267,853	11,815
MSC Industrial Direct Co. Inc. Class A	158,449	10,786
GATX Corp.	127,076	9,674
Kennametal Inc.	293,945	9,198
ABM Industries Inc.	237,918	9,074
Ryder System Inc.	190,042	9,069
Otter Tail Corp.	142,251	7,619
Triton International Ltd.	194,206	7,292
McGrath RentCorp	87,899	6,796
Mobile Mini Inc.	158,317	6,608
Covanta Holding Corp.	425,124	6,368
Aircastle Ltd.	188,899	6,062
Seaspan Corp. Class A	406,153	4,902
Enerpac Tool Group Corp. Class A	195,715	4,523
SFL Corp. Ltd.	326,894	4,328
Greif Inc. Class A	91,310	3,691
AVX Corp.	165,614	3,357
H&E Equipment Services Inc.	112,376	3,047
Greenbrier Cos. Inc.	119,077	2,869
Myers Industries Inc.	125,797	2,035
GasLog Ltd.	143,095	927
		3,108,731
Oil & Gas (7.6%)
Exxon Mobil Corp.	15,425,224	958,215
Chevron Corp.	6,943,884	743,968
Schlumberger Ltd.	5,041,276	168,933
Phillips 66	1,630,167	148,948
Kinder Morgan Inc.	7,088,459	147,936
Occidental Petroleum Corp.	3,260,811	129,519
Marathon Petroleum Corp.	2,338,626	127,455
Valero Energy Corp.	1,489,715	125,598
ONEOK Inc.	1,492,930	111,776
Williams Cos. Inc.	4,406,505	91,171
Apache Corp.	1,362,261	37,380
Targa Resources Corp.	830,356	30,308
Helmerich & Payne Inc.	396,365	16,073
PBF Energy Inc.	434,798	11,870
Murphy Oil Corp.	541,941	11,359
Cosan Ltd.	400,935	8,857
Delek US Holdings Inc.	266,870	7,328
Equitrans Midstream Corp.	731,698	7,075
Core Laboratories NV	157,273	5,525

Archrock Inc.	464,792	3,881
CVR Energy Inc.	107,999	3,738
Golar LNG Ltd.	349,097	3,358
Nabors Industries Ltd.	1,255,870	2,600
RPC Inc.	208,958	947
		2,903,818
Other (0.0%)[2]
*,§ A Schulman Inc. CVR	77,428	33

Technology (10.5%)
Intel Corp.	15,848,582	1,013,200
Cisco Systems Inc.	15,579,544	716,192
International Business Machines Corp.	3,222,850	463,220
Broadcom Inc.	1,403,505	428,294
Texas Instruments Inc.	3,407,300	411,091
QUALCOMM Inc.	4,152,832	354,278
HP Inc.	5,386,147	114,833
KLA Corp.	578,789	95,928
Corning Inc.	2,748,887	73,368
Western Digital Corp.	1,080,282	70,758
Hewlett Packard Enterprise Co.	4,747,047	66,126
Maxim Integrated Products Inc.	985,480	59,247
Seagate Technology plc	952,570	54,287
NetApp Inc.	869,202	46,415
Cypress Semiconductor Corp.	1,338,084	31,218
Juniper Networks Inc.	1,205,455	27,653
Cogent Communications Holdings Inc.	153,598	10,895
TiVo Corp.	451,835	3,289
Xperi Corp.	173,252	2,788
Pitney Bowes Inc.	639,685	2,392
ADTRAN Inc.	169,270	1,532
		4,047,004
Telecommunications (5.1%)
AT&T Inc.	26,579,805	999,932
Verizon Communications Inc.	15,073,191	895,950
CenturyLink Inc.	3,953,263	54,002
		1,949,884
Utilities (9.6%)
NextEra Energy Inc.	1,774,471	475,913
Southern Co.	3,781,290	266,203
Duke Energy Corp.	2,664,293	260,115
Dominion Energy Inc.	2,991,491	256,520
American Electric Power Co. Inc.	1,795,512	187,128
Exelon Corp.	3,536,336	168,294
Sempra Energy	1,024,397	164,559
Xcel Energy Inc.	1,897,862	131,313
WEC Energy Group Inc.	1,145,624	114,436
Consolidated Edison Inc.	1,214,368	114,151
Public Service Enterprise Group Inc.	1,849,359	109,482
Eversource Energy	1,176,418	108,748
FirstEnergy Corp.	1,961,133	99,606
Edison International	1,271,345	97,322
PPL Corp.	2,636,677	95,421
Entergy Corp.	721,496	94,891
DTE Energy Co.	669,961	88,844
Ameren Corp.	889,458	72,980

	CMS Energy Corp.			1,027,392	70,387
	Evergy Inc.			826,581	59,646
	Alliant Energy Corp.			871,946	51,759
	Atmos Energy Corp.			424,247	49,650
	CenterPoint Energy Inc.			1,820,175	48,198
	AES Corp.			2,407,928	47,822
	Aqua America Inc.			783,281	40,684
	Pinnacle West Capital Corp.			412,390	40,286
	NiSource Inc.			1,353,212	39,663
	OGE Energy Corp.			733,861	33,648
	UGI Corp.			754,057	31,361
	IDACORP Inc.			182,549	20,480
	Portland General Electric Co.			323,883	19,919
	Hawaiian Electric Industries Inc.			392,400	19,192
	Black Hills Corp.			220,308	18,292
	ONE Gas Inc.			188,499	17,813
	ALLETE Inc.			191,856	16,016
	PNM Resources Inc.			286,835	15,555
	Southwest Gas Holdings Inc.			201,054	15,182
	Spire Inc.			179,700	15,152
	NorthWestern Corp.			183,083	14,092
	New Jersey Resources Corp.			320,505	13,243
	National Fuel Gas Co.			296,767	12,817
	Avista Corp.			240,342	12,221
	Avangrid Inc.			226,508	12,064
	South Jersey Industries Inc.			336,896	10,376
	El Paso Electric Co.			145,393	9,900
	Pattern Energy Group Inc. Class A			316,268	8,511
	Northwest Natural Holding Co.			108,190	7,939
	Atlantica Yield plc			213,543	6,134
	TerraForm Power Inc.			285,965	5,173
					3,689,101
Total Common Stocks (Cost $33,063,617)					38,288,315
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund		1.730%		198,177	19,822

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	1.546%	3/26/20	1,400	1,397
5	United States Treasury Bill	1.527%-1.541%	4/30/20	2,500	2,491
					3,888
Total Temporary Cash Investments (Cost $23,708)					23,710
Total Investments (99.8%) (Cost $33,087,325)					38,312,025
Other Assets and Liabilities-Net (0.2%)[4]					75,959
Net Assets (100%)					38,387,984

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,924,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $6,514,000 was received for securities on loan.
5 Securities with a value of $3,400,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	613	98,816	(1,728)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

High Dividend Yield Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	38,288,282	—	33
Temporary Cash Investments	19,822	3,888	—
Futures Contracts—Liabilities[1]	(1,665)	—	—
Total	38,306,439	3,888	33
1 Represents variation margin on the last day of the reporting period.